Other Liabilities and Accruals - Summary of Short-term and Payable Within One Year (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of accruals and other payables [abstract]
Audit fees	€ 70	€ 167
Personnel-related	405	560
Accrued bonus	928	1,523
Accrued R&D costs	4,758	4,409
Lease liabilities	1,432
IP legal fees	258	212
Subsidy advances received	151	42
Other accruals	1,748	1,051
Total	€ 9,750	€ 7,964